Expense Example - Service - BlackRock Technology Opportunities Fund - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	$ 1,453